Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Operating Lease

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	December 31, 2025	June 30, 2026
	RMB	RMB
Operating lease right-of-use assets	-	2,346
Operating lease liabilities	-	2,691

Weighted-average remaining term and discount rate related to leases were as follows:

	For the six months ended June 30,
	2025	2026
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	-	-
Weighted-average remaining term
Operating lease	-	1.75
Weighted-average discount rate
Operating lease	-	3.5%

Schedule of Future Maturity of Lease Liabilities

As of June 30, 2026, the future maturity of lease liabilities is as follows:

June 30,
2026
RMB
Overdue but unpaid	345
Remainder of 2026	690
2027	1,380
2028	345
Total lease payments	2,760
Less: interest	(69)
Present value of lease liabilities	2,691
Less: Operating lease liabilities, current	1,668
Operating lease liabilities, non-current	1,023